Unlimited HFND Multi-Strategy Return Tracker ETF

Consolidated Schedule of Investments

November 30, 2024 (Unaudited)

EXCHANGE TRADED FUNDS - 101.9%	Shares	Value
Energy Select Sector SPDR Fund	4,061	$387,947
Financial Select Sector SPDR Fund	20,309	1,042,664
Invesco Senior Loan ETF (a)	90,649	1,913,600
iShares CMBS ETF (a)	19,836	944,987
iShares Convertible Bond ETF (a)	19,025	1,698,552
iShares iBoxx $ High Yield Corporate Bond ETF (a)(b)	151,341	12,113,334
iShares J.P. Morgan EM High Yield Bond ETF (a)	31,909	1,243,813
iShares MSCI Australia ETF (a)	61,641	1,629,172
iShares MSCI Brazil ETF	844	21,539
iShares MSCI China ETF	10,861	513,943
iShares MSCI Hong Kong ETF	1,067	18,608
iShares MSCI South Korea ETF	1,241	71,271
iShares Preferred and Income Securities ETF	4,843	159,577
iShares TIPS Bond ETF	846	92,011
ProShares Investment Grade-Interest Rate Hedged ETF	13,408	1,042,181
SPDR S&P Homebuilders ETF	7,035	864,531
SPDR S&P Retail ETF	712	58,968
Technology Select Sector SPDR Fund	705	164,780
Utilities Select Sector SPDR Fund	1,269	105,238
Vanguard Emerging Markets Government Bond ETF	2,205	143,876
Vanguard FTSE Emerging Markets ETF (a)	76,558	3,488,748
Vanguard FTSE Europe ETF	6,019	397,254
Vanguard Growth ETF	5,953	2,435,551
Vanguard Mid-Cap ETF (a)	2,075	590,607
Vanguard Russell 2000 ETF	6,673	653,153
Vanguard Total International Stock ETF (a)	31,926	1,970,153
Vanguard US Momentum Factor ETF (a)	7,498	1,335,694
Vanguard Value ETF	6,541	1,189,612
TOTAL EXCHANGE TRADED FUNDS (Cost $34,403,291)		36,291,364

SHORT-TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%
First American Government Obligations Fund - Class X, 4.56% (c)	161,923	161,923
TOTAL SHORT-TERM INVESTMENTS (Cost $161,923)		161,923

TOTAL INVESTMENTS - 102.4% (Cost $34,565,214)		36,453,287
Liabilities in Excess of Other Assets - (2.4)%		(857,872)
TOTAL NET ASSETS - 100.0%		$35,595,415

Percentages are stated as a percent of net assets.

CMBS - Commercial Mortgage-Backed Security

(a)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of November 30, 2024 is $12,051,168 which represented 33.9% of net assets.
(b)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(c)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.

Unlimited HFND Multi-Strategy Return Tracker ETF

Consolidated Schedule of Securities Sold Short

November 30, 2024 (Unaudited)

EXCHANGE TRADED FUNDS - (5.7)%	Shares	Value
Consumer Discretionary Select Sector SPDR Fund	(1,206)	$(268,094)
Consumer Staples Select Sector SPDR Fund	(4,167)	(346,778)
Health Care Select Sector SPDR Fund	(1,996)	(294,230)
Industrial Select Sector SPDR Fund	(21)	(3,024)
iShares MSCI India ETF	(2)	(109)
iShares MSCI South Africa ETF	(1,522)	(72,219)
Materials Select Sector SPDR Fund	(2,683)	(254,295)
Real Estate Select Sector SPDR Fund	(10,630)	(478,350)
SPDR S&P Biotech ETF	(101)	(10,062)
Vanguard Mortgage-Backed Securities ETF	(6,628)	(307,274)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $1,979,269)		(2,034,435)

TOTAL SECURITIES SOLD SHORT - (5.7)% (Proceeds $1,979,269)		$(2,034,435)

Percentages are stated as a percent of net assets.

Unlimited HFND Multi-Strategy Return Tracker ETF

Consolidated Schedule of Futures Contracts

November 30, 2024 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Arabica Coffee	4	03/19/2025	$477,075	$54,688
British Pound/U.S. Dollar Cross Currency Rate	14	12/16/2024	1,113,350	4,048
Copper	2	03/27/2025	207,000	339
Corn No. 2 Yellow	6	03/14/2025	129,900	(37)
Dollar Index	3	12/16/2024	317,484	2,751
Gold	3	02/26/2025	804,300	(16,847)
Live Cattle	1	12/31/2024	75,190	104
London Metals – Aluminum (a)	1	12/16/2024	64,650	2,067
London Metals – Zinc (a)	1	12/16/2024	77,595	1,662
Nikkei 225 Index	4	12/12/2024	766,500	7,831
S&P 500 Index	14	12/20/2024	4,236,050	223,242
Sugar #11	3	02/28/2025	70,829	(5,070)
U.S. Treasury 10 Year Notes	27	03/20/2025	3,002,062	36,995
U.S. Cocoa	4	03/14/2025	377,000	44,152
				$355,925

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Australian Dollar/U.S. Dollar Cross Currency Rate	(5)	12/16/2024	$326,125	$10,207
Canadian Dollar/U.S. Dollar Cross Currency Rate	(35)	12/17/2024	2,501,450	6,838
Crude Oil	(7)	12/19/2024	476,000	(7,598)
Euro/U.S. Dollar Cross Currency Rate	(7)	12/16/2024	925,181	11,954
Japanese Yen/U.S. Dollar Cross Currency Rate	(6)	12/16/2024	502,275	2,604
London Metals – Aluminum (a)	(1)	12/16/2024	64,650	567
London Metals – Zinc (a)	(1)	12/16/2024	77,595	(3,654)
Soybeans	(10)	01/14/2025	494,750	10,698
Swiss Franc/U.S. Dollar Cross Currency Rate	(4)	12/16/2024	568,450	20,903
U.S. Treasury 5 Year Note	(81)	03/31/2025	8,715,727	(69,355)
U.S. Treasury Long Bonds	(5)	03/20/2025	597,500	(15,298)
				$(32,134)
Net Unrealized Appreciation (Depreciation)				$323,791

(a)	London Metal Exchange (“LME”) futures contracts settle on their respective maturity date.

Summary of Fair Value Exposure at November 30, 2024 (Unaudited)

Unlimited HFND Multi-Strategy Return Tracker ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2024:

Unlimited HFND Multi-Strategy Return Tracker ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$36,291,364	$—	$—	$36,291,364
Money Market Funds	161,923	—	—	161,923
Total Investments	$36,453,287	$—	$—	$36,453,287

Other Financial Instruments:
Futures Contracts*	$441,650	$—	$—	$441,650
Total Other Financial Instruments	$441,650	$—	$—	$441,650

Liabilities:
Investments:
Exchange Traded Funds	$(2,034,435)	$—	$—	$(2,034,435)
Total Investments	$(2,034,435)	$—	$—	$(2,034,435)

Other Financial Instruments:
Futures Contracts*	$(117,859)	$—	$—	$(117,859)
Total Other Financial Instruments	$(117,859)	$—	$—	$(117,859)

* The fair value of the Fund’s investment represents the net unrealized appreciation (depreciation) as of November 30, 2024.

Refer to the Consolidated Schedule of Investments for further disaggregation of investment categories.